Note 13 - Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
10. COMMITMENTS AND CONTINGENT LIABILITIES

a)	Premises

The Company leases facilities in Austin, Texas. The current annual lease commitment is $228 and the lease expires on August 31, 2014. Rent expense for the three months ended June 30, 2012 and 2011 was $63 and $56, respectively.

Minimum annual payments by fiscal year required under all of the Company’s operating leases are:

2013	$196
2014	264
2015	124
2016	16
$600

b)	Purchase commitment

At June 30, 2012, the Company had purchase obligations in fiscal 2013 of approximately $6,231 related to inventory and product development items.

c)	Litigation

The Company and its subsidiaries are involved in various claims and legal actions arising in the ordinary course of business. None of these actions, individually or in the aggregate, are expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

13. COMMITMENTS AND CONTINGENT LIABILITIES

a)	Premises

The Company leases facilities in Austin, Texas. The current annual lease commitment is $228 and the lease maturity date is August 31, 2014. Rent expense for the years ended March 31, 2012 and 2011 was $232 and $243, respectively.

Minimum annual payments by fiscal year required under all of the Company’s operating leases are:

2013	$260
2014	264
2015	124
2016	15
$663

b)	Purchase commitment

At March 31, 2012, the Company had purchase obligations extending into fiscal 2013 of approximately $12,674 related to inventory and product development items.

c)	Litigation

The Company and its subsidiaries are involved in litigation, arising in the ordinary course of business. None of these actions, individually or in the aggregate, are expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.